Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income	$ 597,052	$ 7,772,252	$ (573,356)	$ (2,881,345)	$ (51,960,823)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on securities held in Trust Account	(21,197)	(886,099)		(1,197,637)	(1,479,986)
Unrealized loss on securities held in Trust Account		(371,628)		(17,194)	(1,830)
Deferred income provision (benefit)	(9,680)	74,431		3,611	6,069
Change in fair value of warrant liabilities	(2,028,000)	(6,925,000)	176,000	3,053,000	52,152,000
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(24,389)	(9,016)		(131,226)	107,948
Prepaid income taxes					(54,439)
Accounts payable and accrued expenses	623,977	3,626		240,138	394,148
Income tax payable		150,787		25,684	(25,684)
Net cash used in operating activities	(862,237)	(190,647)	(692,713)	(904,969)	(862,597)
Cash Flows from Investing Activities:
Investment of cash in trust				(230,000,000)
Interest withdrawn for tax payments	303,228	217,146			500,620
Net cash used in investing activities	303,228	217,146		(230,000,000)	500,620
Cash Flows from Financing Activities:
Proceeds from Investors due to PIPE Financing	50,000,000
Proceeds from sale of Units, net of underwriting discounts paid			225,884,024	225,884,024
Proceeds from sale of Private Placement Warrants				6,100,000
Proceeds from promissory note - related party	600,000			155,093
Repayment of promissory note - related party				(155,093)
Payments of offering costs				(585,927)
Redemption of Common Shares	(119,406)
Net cash provided by financing activities	50,480,594		231,398,097	231,398,097
Net Change in Cash	49,921,585	26,499		493,128	(361,977)
Cash - Beginning	131,151	493,128			493,128
Cash - Ending	50,052,736	519,627		493,128	131,151
Supplemental cash flow information:
Cash paid for income taxes	26,989				240,000
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to redemption			204,953,919	204,953,910
Change in value of shares subject to redemption	$ 477,646	$ 7,772,252	$ (88,179)	(2,396,159)	(51,960,823)
Deferred offering costs paid directly by Sponsor from proceeds from issuance of ordinary shares				25,000
Deferred underwriting fee				$ 8,050,000